U.S. BANCORP FUND SERVICES, LLC
2020 East Financial Way
Suite 100
Glendora, CA 91741

May 5, 2010

Via EDGAR Transmission

U.S. Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C.  20549

Re:  Rochdale Investment Trust
File Nos.  333-47415 and 811-08685

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, Rochdale Investment Trust (the “Trust”) hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated April 30, 2010, and filed electronically as Post-Effective Amendment No. 30 to the Trust’s Registration Statement on Form N-1A on April 29, 2010.

If you have any questions or require further information, do not hesitate to contact the undersigned at (626) 914-7363.

Sincerely,

/s/ Elaine E. Richards

Elaine E. Richards, Esq.
for U.S. Bancorp Fund Services, LLC